Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
14.	INCOME TAXES
Cayman
In July 2014, the Company was redomiciled in the Cayman Islands as an exempted company registered under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, it is not subject to tax on either income or capital gain.
BVI
Momo BVI is a
tax-exempted
company incorporated in the BVI.
Hong Kong
The Company’s subsidiaries domiciled in Hong Kong are subject to a two-tiered
income tax rate for taxable income earned in Hong Kong effective since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by the company are subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%. In addition, to avoid abuse of the two-tiered
tax regime, each group of connected entities can nominate only one Hong Kong entity to benefit from the two-tiered
tax rate.
Singapore
The Company’s subsidiaries domiciled in Singapore are subject to a tax rate of 17% on their taxable income.

PRC income tax
Beijing Momo IT was qualified as “High and New Technology Enterprises” in 2020 and 2023, respectively, and was accordingly entitled to a preferential tax rate of 15% from 2020 to 2025.
Chengdu Momo Technology Co., Ltd (“Chengdu Momo”) has qualified as western China development enterprise since 2014. According to No. 23 announcement of the State Administration of Taxation of PRC in April 2018, Chengdu Momo is no longer required to submit the preferential tax rate application to the tax authority, but is only required to keep the relevant materials for future tax inspection instead. Based on the historical experience, the Group believes Chengdu Momo will most likely to qualify as western China development enterprise and accordingly be entitled to a preferential income tax rate of 15% for the year ended December 31, 2024 because Chengdu Momo’s business nature has no significant changes. As a result, the Group applied 15% to determine the tax liabilities for Chengdu Momo.
In December 2022, Tantan Technology renewed the qualification as HNTE. As such, Tantan Technology enjoyed a preferential tax rate of 15% from 2019 to 2024. Tantan Technology applied for Software Enterprise (“SE”) status for fiscal year 2021 and was approved in 2022 respectively, which entitled Tantan Technology to enjoy an income tax exemption in 2021. Accordingly, in 2022 Tantan Technology recorded the preferential tax rate adjustment from 15% to 0% for income tax expense of the fiscal year of 2021. The other entities incorporated in the PRC are subject to an enterprise income tax at a rate of 25%.
During the year ended December 31, 2024, no tax audit was conducted by the relevant tax authorities on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2020 to 2024 of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries, remain subject to tax audits as of December 31, 2024, at the tax authority’s discretion.
PRC withholding tax
Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The Enterprise Income Tax Law (the “EIT Law”) includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident
legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.
Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in the PRC to its foreign investors who are non-resident
enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which satisfies the criteria of “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5% for dividends generated in the PRC. Cayman, where the Company is incorporated, does not have a tax treaty with PRC. During the year ended December 31, 2022, 2023 and 2024, dividends paid by
Beijing Momo IT
in the PRC to its foreign investors
 Momo HK
subject to a withholding tax at a rate of 10%, 10% and 5%, respectively.
WFOE Beijing Momo IT declared special dividend of RMB3,600 million, RMB1,800 million and RMB6,000 million to Momo HK during the years ended December 31, 2022, 2023 and 2024, respectively. During the years ended December 31, 2022, 2023 and 2024, Beijing Momo IT paid RMB360 million, RMB180 million and RMB200 million, respectively, withholding tax when it paid a special dividend to its parent company, Momo HK. As of December 31, 2024, the declared dividend of RMB2,000 million and the associated withholding tax of RMB100 million remain unpaid. During the years ended December 31, 2022, 2023 and 2024, the Group has accrued withholding tax of RMB164 million, RMB184 million and RMB519 million on retained earnings generated by Beijing Momo IT, because Beijing Momo IT’s earnings are to be remitted to its offshore parent company in the foreseeable future to fund its demand on US
$
in business operations, payments of dividends, potential investments, etc.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and the VIEs are available for reinvestment. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any other withholding tax on any of the aforementioned undistributed earnings except for cumulative retained earnings as of December 31, 2024 by Beijing Momo IT, because the rest of the subsidiaries and the VIEs do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. As of December 31, 2023 and 2024, the unrecognized deferred tax liability related to the remaining undistributed earnings that the Company still intends to indefinitely reinvest in the PRC amounted to RMB897,215 and RMB nil.
Income taxes consist of:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	393,771	444,449	398,498
Deferred tax expenses	168,510	185,547	446,524

Total income tax expenses	562,281	630,023	845,022

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Advertising expense	398,842	404,023
Net operating loss carry-forward	241,440	286,835
Accrued expenses	23,125	27,450
Impairment on long-term investments	22,367	23,023
Less: valuation allowance	(654,033)	(705,265)

Deferred tax assets, net	31,741	36,066

Deferred tax liabilities:
Intangible assets acquired	4,073	2,820
Accelerated tax depreciation	5,216	4,582
Withholding income tax	15,698	234,513

Deferred tax liabilities, net	24,987	241,915

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law.
As of December 31, 2024, the net operating loss carry-forward for the Company’s subsidiaries domiciled in the PRC, consolidated VIEs, and VIEs’ subsidiaries amounted to RMB1,097,256. The net operating loss in the PRC can be carried forward for five years to offset future taxable profit, and the period was extended to 10 years for entities qualified as HNTE in 2019 and thereafter.
As of December 31, 2024, the net operating loss carryforward for the Company’s subsidiaries domiciled in Hong Kong amounted to RMB224,648, which would be carried forward indefinitely and set off against its future taxable profits.
As of December 31, 2024, the net operating loss carryforward for the Company’s subsidiaries domiciled in Singapore amounted to RMB92,939, which can be carried forward indefinitely and set off against its future taxable profits.
The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and legal entity basis. Valuation allowances have been established in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.
The movements of valuation allowance of deferred tax assets are as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	574,591	638,980	654,033
Additions	64,389	31,283	80,576
Expirations	—	(16,230)	(29,344)

Balance at the end of the year	638,980	654,033	705,265

Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Net income before provision for income tax	2,031,217	2,652,361	1,825,379
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory tax rate	507,804	663,090	456,345
Permanent differences and Research and development super-deduction	(34,966)	(76,414)	(67,319)
Change in valuation allowance	64,389	31,283	80,576
Effect of income tax rate difference in other jurisdictions	35,564	41,854	6,672
Effect of tax holidays and preferential tax rates	(147,894)	(213,804)	(150,067)
Effect of the preferential tax rate adjustment of prior year’s EIT	(26,873)	—	—
Effect of PRC withholding tax	164,257	184,014	518,815

Provision for income tax	562,281	630,023	845,022

If Beijing Momo IT, Chengdu Momo and Tantan Technology did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2022, 2023 and 2024, the increase in income tax expenses and resulting net income per share amounts would be as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Increase in income tax expenses	147,894	213,804	150,067
Net income per ordinary share attributable to Hello Group Inc. - basic	3.43	4.62	2.41
Net income per ordinary share attributable to Hello Group Inc. - diluted	3.30	4.39	2.38
No significant unrecognized tax benefit was identified for the years ended December 31, 2022, 2023 and 2024. The Group did not incur any material interest and penalties related to potential underpaid income tax expenses and also believed that uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within next twelve months.